RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

Key management includes the Directors and Officers of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2019 and 2018 is as follows:

Service or Item	Year ended December 31,
	2019	2018
Directors’ fees	$277	$143
Salaries and consultants’ fees	1,188	1,208
Severance payments	-	410
Share-based payments (non-cash)	1,601	2,991
Total	$3,066	$4,752